Inventory (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Inventory
Summary of components of inventory

	June 30, 2023	December 31, 2022
Raw materials	$620	$753
Finished goods	902	718
Inventory, net	$1,522	$1,471

	2022	2021
Raw materials	$753	$646
Finished goods	718	646
Inventory, net	$1,471	$1,292